ADVANCED SERIES TRUST

AST Prudential Growth Allocation Portfolio

Supplement dated December 30, 2020 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) for the AST Prudential Growth Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.

The Board of Trustees of the Trust (the Board), on behalf of the Portfolio, recently approved: (i) adding Jennison Associates LLC (Jennison) as a subadviser to the Portfolio; (ii) adding PGIM Real Estate, a business unit of PGIM, Inc. (PGIM), as a subadviser to the Portfolio; (iii) a new subadvisory agreement for the Portfolio among PGIM Investments LLC, AST Investment Services, Inc., (collectively, the Manager), PGIM, QMA LLC (QMA) and Jennison to the reflect the Portfolio's new subadvisory arrangements; and (iv) changing the Portfolio's principal investment strategies. With respect to the Portfolio's principal investment strategies, QMA will use quantitative equity strategies to manage a portion of the Portfolio, and Jennison will use fundamental equity strategies to manage a portion of the Portfolio. The management fee rate paid by the Portfolio will not change.

To reflect these changes, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 22, 2021:

I.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. The asset allocation strategy for the Portfolio is determined by QMA LLC (QMA). QMA is also responsible for managing the quantitative equity segments of the Portfolio. Jennison Associates LLC (Jennison) is responsible for managing fundamental equity segments of the Portfolio. The PGIM Fixed Income unit of PGIM, Inc. is responsible for managing the fixed income segment of the Portfolio. The PGIM Real Estate unit of PGIM, Inc. is responsible for managing the Portfolio's real estate-related investments.

In managing the Portfolio's assets, the subadvisers use a combination of top-down economic analysis and bottom- up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadvisers develop views on economic, policy and market trends. In its bottom-up research, the subadvisers develop an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadvisers may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.

The Portfolio invests in a combination of global equity and equity-related securities, debt obligations and money market instruments in order to achieve diversification in a single Portfolio. In addition, the Portfolio may invest in real estate and real estate related securities. QMA may also utilize an overlay sleeve for liquidity and allocation changes. The overlay sleeve will generally fall within the range of 15% to 25% of the Portfolio's assets. QMA adjusts the percentage of Portfolio assets in each category in accordance with its expectations regarding the different markets, as those expectations may change from time to time. The Strategic Investment Research Group of the Manager determines the allocation of Portfolio assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

II.The table in the "SUMMARY: AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO – MANAGEMENT OF THE PORTFOLIO" section of the Prospectus is hereby deleted and replaced with the table set forth below:

Investment	Subadvisers	Portfolio Managers	Title	Service Date
Managers
PGIM		Brian Ahrens	Senior Vice	February 2021
Investments LLC			President, Strategic
Investment
Research Group
AST Investment		Andrei O. Marinich,	Vice President,	February 2021
Services, Inc.		CFA	Strategic
Investment
Research Group
		Todd L. Kerin	Vice President,	February 2021
Portfolio Manager
		Saleem Z. Banatwala,	Director, Portfolio	February 2021
		CFA	Manager
	QMA LLC	Edward F. Keon Jr.	Managing Director,	April 2013
Chief Investment
Strategist
		Edward L. Campbell,	Managing Director,	April 2013
		CFA	Portfolio Manager
		Peter Vaiciunas	Vice President,	February 2021
Portfolio Manager
	Jennison Associates			February 2021
LLC
	PGIM Fixed Income*			April 2013

	PGIM Real Estate			February 2021

*PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio.

III.The section of the Prospectus entitled "MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO – Principal Investment Policies" is hereby deleted and replaced with the information set forth below:

Principal Investment Policies:

The asset class allocation strategy for the Portfolio is determined by QMA. QMA is also responsible for managing the quantitative equity segment of the Portfolio. Jennison is responsible for managing fundamental equity segment of the Portfolio. PGIM Fixed Income is responsible for managing the fixed income segment of the Portfolio. In addition, the Portfolio may invest in real estate or real estate related securities. PGIM Real Estate is responsible for managing the Portfolio's real estate-related investments.

In managing the Portfolio's assets, the subadvisers use a combination of top-down economic analysis and bottom- up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadvisers develop views on economic, policy and market trends. In its bottom-up research, the subadvisers develop an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadvisers may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.

The Portfolio invests in a combination of global equity and equity-related securities, debt obligations and money market instruments in order to achieve diversification in a single Portfolio. QMA may also utilize an overlay sleeve for liquidity and allocation changes. The overlay sleeve will generally fall within the range of 15% to 25% of the Portfolio's assets. QMA adjusts the percentage of Portfolio assets in each category in accordance with its expectations regarding the different markets, as those expectations may change from time to time. The Strategic Investment Research Group of the Manager determines the allocation of Portfolio assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

Asset Class Allocation of the Portfolio. In seeking to add value, QMA tactically overweights or underweights asset classes based on perceived investment opportunities. It may actively change allocations among the underlying asset classes based on changing market and economic conditions, and may also periodically rebalance asset allocation portfolios to target asset class weights. Within broad asset classes, QMA may also allocate among sub-asset classes such as US large cap equity, small cap equity, and emerging markets.

 Quantitative Equity Segment. QMA's quantitative equity investment strategy employs a quantitatively driven, bottom up investment process. The stock selection process utilizes an adaptive model that evaluates stocks differently based on their growth expectations. QMA constructs portfolios that seek to maximize the Portfolio's investment in the most attractive stocks identified by the model subject to risk constraints.

 The quantitative equity segment of the Portfolio is invested in a broadly diversified portfolio of global (including emerging markets) equity and equity-related securities across all market capitalizations. Equity and equity-related securities include common and preferred stock, ETFs, securities convertible into common stock, depository receipts, securities having common stock characteristics, futures contracts (generally collateralized with Treasury Bills), and other derivative instruments whose value is based on common stock, such as rights, warrants, swaps or options to purchase common stock.

 Fundamental Equity Segment. Jennison's investment strategy is based on rigorous internal fundamental research and a highly interactive investment process. Jennison uses a bottom-up approach to stock selection. This means that Jennison's investment team selects securities on a company-by-company basis using fundamental analysis to identify companies with some or all of the following: projected high long-term earnings growth, positive earnings revision trends, strong or improving revenue growth, high or improving returns on equity and invested capital, and sufficient trading liquidity.

 The fundamental equity segment of the Portfolio is invested in a broadly diversified portfolio of global (including emerging markets) equity and equity-related securities across all market capitalizations. Equity and equity-related securities include common and preferred stock, ETFs, securities convertible into common stock, depository receipts, securities having common stock characteristics, futures contracts (generally collateralized with Treasury Bills), and other derivative instruments whose value is based on common stock, such as rights, warrants, swaps or options to purchase common stock.

 Fixed Income Segment. The fixed income segment of the Portfolio invests in a broadly diversified portfolio of global fixed income securities (including emerging markets and non-dollar denominated issued) and fixed income related securities. The fixed income segment of the Portfolio invests, under normal circumstances, at least 80% of its net assets of its investable assets in debt obligations that are rated investment grade by the major ratings services, or, if unrated, considered to be of comparable quality by the subadviser. Likewise, the fixed income segment of the Portfolio may invest up to 20% of its net assets in high-yield/high-risk debt securities (commonly known as "junk bonds"). The Portfolio may also invest up to 20% of the assets in the fixed income segment in collateralized debt obligations. Depending on the amount of its investment in CDOs, the Portfolio's risk profile may be lower or higher than peer funds that invest in such securities. PGIM Fixed Income takes into account the effect of such investments on the Portfolio's risk profile when choosing to invest in CDOs.

 In managing the fixed income segment of the Portfolio, PGIM Fixed Income uses a combination of top-down economic analysis and bottom up research in conjunction with proprietary quantitative models and risk management systems. In the top down economic analysis, PGIM Fixed Income develops views on economic, policy and market trends by continually evaluating economic data that affects the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into PGIM Fixed Income's bottom-up research which informs security selection. In its bottom up research, PGIM Fixed Income develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

 PGIM Fixed Income may also consider factors such as yield, spread and potential for price appreciation as well as credit quality, maturity and risk. PGIM Fixed Income may invest in a security based upon the expected total return rather than the yield of such security. PGIM Fixed Income may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

 Market Participation Strategy. This strategy is designed to provide upside equity participation, while seeking to reduce downside risk over the course of a full market cycle. The strategy does not invest directly in equity securities but gains equity exposure primarily through investments in options and futures. Under normal circumstances, the strategy is primarily invested in US equity index options, futures, and US government securities (including its agencies and instrumentalities). From time to time, the strategy may also invest in corporate bonds and supranational securities.

IV. The following paragraph is hereby added to the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – INVESTMENT SUBADVISERS":

PGIM Real Estate is a business unit of PGIM, Inc. (PGIM), which in turn is an indirect wholly-owned subsidiary of Prudential Financial, Inc. PGIM Real Estate's address is 7 Giralda Farms, Madison, New Jersey 07940. PGIM Real Estate, comprised of fund management centers in the United States in Madison, New Jersey and Atlanta, GA, and globally in Munich, London, Singapore and Mexico City, is supported by a network of local offices throughout the world. Its specialized operating units offer a broad range of real estate investment opportunities and investment management services in the United States, Europe, Asia and Latin America. PGIM Real Estate managed $182 billion in gross real estate assets ($162 billion net) as of September 30, 2020.

V.The section of the Prospectus entitled "HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST Prudential Growth Allocation Portfolio" is hereby deleted and replaced with the information set forth below:

PGIM Investments. Brian Ahrens, Andrei Marinich, CFA, Todd L. Kerin and Saleem Z. Banatwala, CFA are jointly and primarily responsible for the Portfolio's manager allocations.

Brian Ahrens is a Senior Vice President and Head of the Strategic Investment Research Group (SIRG) of PGIM Investments. He focuses on portfolio risk oversight, manager fulfillment, and the allocation of assets among managers. Mr. Ahrens oversees a staff of 17 investment professionals who focus on investment consulting, portfolio construction, and risk oversight activities. Mr. Ahrens has been with Prudential for over 15 years. Mr. Ahrens earned his MBA in Finance from the Stern School of Business at New York University. He graduated from James Madison University with a double major in Finance and German. He is series 7, series 24 and series 63 certified, and CIMA certified.

Andrei Marinich, Portfolio Manager, serves as Head of Portfolio Construction for PGIM Investments' Strategic Investment Research Group (SIRG). This team is responsible for the discretionary management and risk oversight of multi-manager investment solutions. Solutions include multi-manager single asset class, liquid alternative, multi-asset target risk and outcome-oriented allocation portfolios. Prior to joining Prudential in 2000, Andrei worked for PaineWebber, Inc. (UBS) and its subsidiaries as an investment manager research analyst and prior as a senior portfolio analyst at Mitchell Hutchins Asset Management. Andrei began his investment career with Merrill Lynch in 1991. A member of the CFA Society New York and the CFA Institute, Andrei is a graduate of Rutgers University with a degree in Economics and holds the Chartered Financial Analyst (CFA) designation and the Certified Investment Management Analyst (CIMA) designation from the Wharton School of the University of Pennsylvania and the Investments & Wealth Institute.

Todd L. Kerin is a Vice President and member of the Strategic Investment Research Group's (SIRG) Portfolio Construction team. He focuses on the discretionary management of multi-manager investment solutions including risk budgeting and manager allocation within both traditional and alternative asset classes. Mr. Kerin joined PGIM Investments and SIRG in October 2006 as an investment manager research analyst. Prior to joining SIRG, he spent 12 years with Standard and Poor's working in various capacities. Most recently, he worked as a senior fixed income mutual fund analyst in S&P's Credit Market Services Group. Mr. Kerin received his M.B.A. in Finance from Saint Thomas Aquinas College and a B.A. in English Literature from Western New England University.

Saleem Z. Banatwala joined PGIM Investments in February 2013 as a research analyst focused on Portfolio Construction with the Strategic Investment Research Group ("SIRG"). Prior to joining SIRG, Mr. Banatwala worked as an analyst for a pension consulting firm, and was responsible for the development of strategic investment policy for various foundations, endowments, and corporate pension plans. In addition to this, he conducted due diligence on various target date fund offerings for corporate defined contribution plans. Mr. Banatwala received his B.B.A. from Texas A&M University in College Station, TX. He is a CFA charter holder and a member of the CFA Society New York.

QMA. The QMA portfolio managers who are jointly and primarily responsible for the asset allocation strategy for the Portfolio are Edward F. Keon Jr. and Edward L. Campbell, CFA.

Edward F. Keon, Jr. is a Managing Director and Chief Investment Strategist for QMA's Global Multi-Asset Solutions team. In this capacity, he is responsible for portfolio management, analysis, and economic and market valuation research. He also represents the firm through appearances in major media outlets, most notably as a regular guest on CNBC's Squawk Box. Prior to joining QMA, Ed served as Chief Investment Strategist and Director of Quantitative Research at Prudential Equity Group, LLC, where he was repeatedly voted onto Institutional Investor's All-American Research Team, and as a Senior Vice President at I/B/E/S International Inc. Ed is a board member of the Chicago Quantitative Alliance, where he heads the committee to develop sound practices in quantitative investment management. He earned a BS in industrial management from the University of Massachusetts Lowell and an MBA in finance and marketing from the Massachusetts Institute of Technology Sloan School of Management.

 Edward L. Campbell, CFA, is a Managing Director and Portfolio Manager for QMA working within the Global Multi-Asset Solutions team. As the Director of Dynamic Asset Allocation, he is responsible for portfolio management, analysis, and economic and market valuation research, and he oversees a team of investment professionals. Ed also represents the firm through appearances in major media outlets, most notably as a regular guest on CNBC's Squawk Box. Prior to joining QMA, Ed served as a Portfolio Manager and Senior Analyst for PGIM Investments' Strategic Investment Research Group (SIRG). Previously, Ed was a Partner and Vice President at Trilogy Advisors. He earned a BS in economics and international business from The City University of New York and an MBA in finance, global business and organizational leadership from the New York University Stern School of Business.

Peter Vaiciunas, CFA, is a Vice President and Portfolio Manager for QMA working within the Global Multi- Asset Solutions team. In this capacity, he is responsible for portfolio management, analysis, and economic and market valuation research. Prior to joining QMA, Peter served as an Investment Analyst for Memorial Sloan Kettering's endowment fund and held roles at ITG Investment Research, Liquidnet Inc. and Speakeasy Investment Group in Toronto. Peter earned his BC from the University of Toronto and an MBA from McMaster University, DeGroote School of Business.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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